Taxation - Schedule of Loss Before Income Tax Expense (Benefits) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
PRC	¥ (1,499,539)	¥ (6,038,105)	¥ (11,024,653)
Other jurisdictions	342,736	207,130	630,948
Loss before income tax (expenses) benefit and share of results of equity method investees	¥ (1,156,803)	¥ (5,830,975)	¥ (10,393,705)